4. Financing Receivables (Details-Roll forward commerical loans) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Receivables [Abstract]
Commercial loans, net	$ 4,045	$ 3,604
Less: Allowance for loan losses	0	0
Loans receivable, net	$ 4,045	$ 3,604	$ 4,580